Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000060521 | Encore Wire8064686
Holdings [Line Items]
Percent of Total Investments	7.10%
C000060521 | Whole Earth Brands8064832
Holdings [Line Items]
Percent of Total Investments	6.20%
C000060521 | Everbridge8064692
Holdings [Line Items]
Percent of Total Investments	5.90%
C000060521 | US Silica Holdings8064819
Holdings [Line Items]
Percent of Total Investments	5.60%
C000060521 | Vista Outdoor8064952
Holdings [Line Items]
Percent of Total Investments	5.00%
C000060521 | Lok'nStore Group8064880
Holdings [Line Items]
Percent of Total Investments	4.70%
C000060521 | PowerSchool Holdings8064790
Holdings [Line Items]
Percent of Total Investments	4.30%
C000060521 | Endeavor Group Holdings8064689
Holdings [Line Items]
Percent of Total Investments	4.10%
C000060521 | Atlantica Sustainable Infrastructure PLC8064854
Holdings [Line Items]
Percent of Total Investments	4.00%
C000060521 | Michael Kors USA8064941
Holdings [Line Items]
Percent of Total Investments	2.90%
C000060522 | Encore Wire8064686
Holdings [Line Items]
Percent of Total Investments	7.10%
C000060522 | Whole Earth Brands8064832
Holdings [Line Items]
Percent of Total Investments	6.20%
C000060522 | Everbridge8064692
Holdings [Line Items]
Percent of Total Investments	5.90%
C000060522 | US Silica Holdings8064819
Holdings [Line Items]
Percent of Total Investments	5.60%
C000060522 | Vista Outdoor8064952
Holdings [Line Items]
Percent of Total Investments	5.00%
C000060522 | Lok'nStore Group8064880
Holdings [Line Items]
Percent of Total Investments	4.70%
C000060522 | PowerSchool Holdings8064790
Holdings [Line Items]
Percent of Total Investments	4.30%
C000060522 | Endeavor Group Holdings8064689
Holdings [Line Items]
Percent of Total Investments	4.10%
C000060522 | Atlantica Sustainable Infrastructure PLC8064854
Holdings [Line Items]
Percent of Total Investments	4.00%
C000060522 | Michael Kors USA8064941
Holdings [Line Items]
Percent of Total Investments	2.90%
C000060523 | Encore Wire8064686
Holdings [Line Items]
Percent of Total Investments	7.10%
C000060523 | Whole Earth Brands8064832
Holdings [Line Items]
Percent of Total Investments	6.20%
C000060523 | Everbridge8064692
Holdings [Line Items]
Percent of Total Investments	5.90%
C000060523 | US Silica Holdings8064819
Holdings [Line Items]
Percent of Total Investments	5.60%
C000060523 | Vista Outdoor8064952
Holdings [Line Items]
Percent of Total Investments	5.00%
C000060523 | Lok'nStore Group8064880
Holdings [Line Items]
Percent of Total Investments	4.70%
C000060523 | PowerSchool Holdings8064790
Holdings [Line Items]
Percent of Total Investments	4.30%
C000060523 | Endeavor Group Holdings8064689
Holdings [Line Items]
Percent of Total Investments	4.10%
C000060523 | Atlantica Sustainable Infrastructure PLC8064854
Holdings [Line Items]
Percent of Total Investments	4.00%
C000060523 | Michael Kors USA8064941
Holdings [Line Items]
Percent of Total Investments	2.90%